UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut          November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $103,905
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ---- ----
ALLEGHENY ENERGY INC          COM              017361106    3,165       119,350 SH         SOLE         NONE     119,350
ANNALY CAP MGMT INC           COM              035710409    3,585       197,656 SH         SOLE         NONE     197,656
AVIS BUDGET GROUP             COM              053774105    2,874       215,092 SH         SOLE         NONE     215,092
BARCLAYS BK PLC               IPATH SHRT ETN   06740C527    1,290        25,800 SH         SOLE         NONE      25,800
CHIMERA INVT CORP             COM              16934Q109       81        21,250 SH         SOLE         NONE      21,250
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109    7,714     1,102,055 SH         SOLE         NONE   1,102,055
COMCAST CORP NEW              CL A             20030N101      693        41,066 SH         SOLE         NONE      41,066
DANA HOLDING CORP             COM              235825205      399        58,531 SH         SOLE         NONE      58,531
DELTA AIR LINES INC DEL       COM NEW          247361702   16,207     1,808,787 SH         SOLE         NONE   1,808,787
DISCOVER FINL SVCS            COM              254709108    2,743       169,000 SH         SOLE         NONE     169,000
DISNEY WALT CO                COM DISNEY       254687106      330        12,000 SH         SOLE         NONE      12,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM              256743105    3,838       156,090 SH         SOLE         NONE     156,090
DYNEGY INC DEL                CL A             26817G102    7,656     3,002,400 SH         SOLE         NONE   3,002,400
FIDELITY NATIONAL FINANCIAL   CL A             31620R105    2,193       145,400 SH         SOLE         NONE     145,400
GENTEK INC                    COM NEW          37245X203    4,042       106,265 SH         SOLE         NONE     106,265
GMX RES INC                   COM              38011M108      688        43,764 SH         SOLE         NONE      43,764
HORSEHEAD HLDG CORP           COM              440694305    3,166       270,158 SH         SOLE         NONE     270,158
HUDSON CITY BANCORP           COM              443683107    2,986       227,067 SH         SOLE         NONE     227,067
INTERNATIONAL COAL GRP INC N  COM              45928H106    4,726     1,172,717 SH         SOLE         NONE   1,172,717
LAMAR ADVERTISING CO          CL A             512815101    1,449        52,800 SH         SOLE         NONE      52,800
MASTERCARD INC                CL A             57636Q104    2,901        14,353 SH         SOLE         NONE      14,353
MIRANT CORP NEW               COM              60467R100      192        11,697 SH         SOLE         NONE      11,697
NORTH AMERN ENERGY PARTNERS   COM              656844107      672       112,009 SH         SOLE         NONE     112,009
OWENS CORNING NEW             COM              690742101    6,764       301,305 SH         SOLE         NONE     301,305
PFIZER INC                    COM              717081103    3,014       182,104 SH         SOLE         NONE     182,104
RSC HOLDINGS INC              COM              74972L102    1,393       191,650 SH         SOLE         NONE     191,650
SPDR GOLD TRUST               GOLD SHS         78463V107    4,008        40,543 SH         SOLE         NONE      40,543
TOWN SPORTS INTL HLDGS INC    COM              89214A102       54        21,529 SH         SOLE         NONE      21,529
U S G CORP                    COM NEW          903293405    8,497       494,615 SH         SOLE         NONE     494,615
WASHINGTON POST CO            CL B             939640108    3,394         7,251 SH         SOLE         NONE       7,251
WASTE MGMT INC DEL            COM              94106l109    2,195        73,618 SH         SOLE         NONE      73,618
WEBSTER FINL CORP CONN        COM              947890109      995        79,805 SH         SOLE         NONE      79,805

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